Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Defiance Connective Technologies ETF
Shareholder Report [Line Items]
Fund Name	Defiance Connective Technologies ETF
Class Name	Defiance Connective Technologies ETF
Trading Symbol	SIXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Connective Technologies ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/sixg. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/sixg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Connective Technologies ETF	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Connective Technologies ETF (SIXG) delivered a notable performance, achieving a 34.10% return. This outperformance can be attributed to the Fund’s strategic focus on companies integral to the development and deployment of 5G and 6G technologies. Key holdings such as Broadcom, Inc. (6.3% of net assets), NVIDIA Corporation (4.9%), and Apple, Inc. (4.8%) significantly contributed to the Fund’s gains. The investment adviser’s approach of tracking the BlueStar® Connective Technologies Index, which emphasizes U.S.-listed companies deriving substantial revenue from connective technologies, positioned the Fund to capitalize on the expanding demand for advanced communication infrastructure. Overall, the Fund’s targeted investment strategy and favorable market conditions in the technology sector were instrumental in its strong performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/04/2019)
Defiance Connective Technologies ETF NAV	34.10	14.17	13.10
S&P 500 TR	25.02	14.53	15.51
BlueStar Connective Technologies Index GTR	34.60	14.32	13.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 22, 2024
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/sixg for more recent performance information. Visit https://www.defianceetfs.com/sixg for more recent performance information.
Net Assets	$ 619,703,784
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 1,730,006
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$619,703,784
Number of Holdings	52
Net Advisory Fee	$1,730,006
Portfolio Turnover	29%
30-Day SEC Yield	0.70%
30-Day SEC Yield Unsubsidized	0.70%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	85.8%
Communication Services	9.1%
Real Estate	3.4%
Industrials	1.5%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.0%
Broadcom, Inc.	6.3%
NVIDIA Corporation	4.9%
Apple, Inc.	4.8%
Oracle Corporation	4.4%
Cisco Systems, Inc.	4.0%
Credo Technology Group Holding, Ltd.	3.4%
QUALCOMM, Inc.	2.9%
Arista Networks, Inc.	2.9%
Celestica, Inc.	2.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Christine Johanson was added as a Portfolio Manager for the Fund. Ms. Johanson replaced Anand Desai as the portfolio manager.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was adjusted to align with the new index, the BlueStar® Connective Technologies Index™. Previously, the Fund tracked the BlueStar 5G Communications Index. The new index focuses on companies involved in the development and deployment of 5G, 6G, and other connective technologies. This change aims to provide investors with exposure to a broader range of connective technologies, reflecting the evolving landscape of the industry.
Fund Name Change:
The Fund’s name was changed from Defiance Next Gen Connectivity ETF (FIVG) to Defiance Connective Technologies ETF (SIXG) effective July 22, 2024. This change was made to better reflect the Fund’s focus on disruptive technologies in connective infrastructure and their pivotal role in the AI revolution.

Updated Prospectus Web Address	https://www.defianceetfs.com/sixg
Defiance Hotel, Airline, and Cruise ETF
Shareholder Report [Line Items]
Fund Name	Defiance Hotel, Airline, and Cruise ETF
Class Name	Defiance Hotel, Airline, and Cruise ETF
Trading Symbol	CRUZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Hotel, Airline, and Cruise ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/cruz. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/cruz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Hotel, Airline, and Cruise ETF	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Hotel, Airline, and Cruise ETF (CRUZ) achieved a year-to-date return of 23.96%. This performance was driven by the Fund’s strategic focus on companies within the travel and leisure sectors, which experienced a resurgence due to increased consumer demand and the easing of global travel restrictions. Key holdings that contributed to the Fund’s gains included Royal Caribbean Cruises, Ltd. (7.8% of net assets), Delta Air Lines, Inc. (7.9%), and Marriott International, Inc. (7.9%). The investment adviser’s approach of tracking the BlueStar Global Hotels, Airlines, and Cruises Index allowed the Fund to effectively capture the recovery trends in the travel industry. Overall, the Fund’s targeted investment strategy and favorable market conditions in the travel sector were instrumental in its strong performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Defiance Hotel, Airline, and Cruise ETF NAV	23.96	2.97
S&P 500 TR	25.02	11.60
BlueStar Global Hotels, Airlines, and Cruises Index NTR	24.47	3.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/cruz for more recent performance information. Visit https://www.defianceetfs.com/cruz for more recent performance information.
Net Assets	$ 28,395,578
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 132,226
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$28,395,578
Number of Holdings	55
Net Advisory Fee	$132,226
Portfolio Turnover	12%
30-Day SEC Yield	1.19%
30-Day SEC Yield Unsubsidized	1.19%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Consumer Discretionary	48.1%
Industrials	42.5%
Real Estate	8.8%
Cash & Other	0.6%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.4%
Hilton Worldwide Holdings, Inc.	8.0%
Marriott International, Inc.	7.9%
Delta Air Lines, Inc.	7.9%
Royal Caribbean Cruises, Ltd.	7.8%
Carnival Corporation	6.0%
United Airlines Holdings, Inc.	5.9%
InterContinental Hotels Group PLC	3.9%
Ryanair Holdings PLC	3.3%
Southwest Airlines Company	3.0%

Top Ten Countries	(% of Net Assets)
United States	84.7%
United Kingdom	9.0%
Japan	4.7%
Ireland	3.3%
China	2.7%
France	2.4%
Taiwan, Province Of China	2.1%
Singapore	2.0%
Korea, Republic Of	1.5%
Cash & Other	-12.4%

Updated Prospectus Web Address	https://www.defianceetfs.com/cruz
Defiance Next Gen H2 ETF
Shareholder Report [Line Items]
Fund Name	Defiance Next Gen H2 ETF
Class Name	Defiance Next Gen H2 ETF
Trading Symbol	HDRO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Next Gen H2 ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/hdro. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/hdro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Next Gen H2 ETF	$25	0.30%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Next Gen H2 ETF (HDRO) experienced a decline in performance, with a year-to-date return of -32.33%.   This downturn can be attributed to several factors, including market volatility within the hydrogen and fuel cell sectors, as well as broader economic conditions affecting clean energy investments. The Fund’s investment strategy focuses on tracking the BlueStar Hydrogen & NextGen Fuel Cell Index, which comprises globally listed companies involved in hydrogen-based energy and fuel cell technologies.    Despite the recent underperformance, the long-term outlook for hydrogen energy remains positive, with significant growth potential anticipated in the coming decades.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/09/2021)
Defiance Next Gen H2 ETF NAV	-32.33	-38.00
S&P 500 TR	25.02	13.27
BlueStar Hydrogen & NextGen Fuel Cell Gross Return Index	-32.65	-37.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/hdro for more recent performance information. Visit https://www.defianceetfs.com/hdro for more recent performance information.
Net Assets	$ 19,508,869
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 63,629
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,508,869
Number of Holdings	26
Net Advisory Fee	$63,629
Portfolio Turnover	61%
30-Day SEC Yield	1.36%
30-Day SEC Yield Unsubsidized	1.36%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrials	81.6%
Materials	15.0%
Consumer Discretionary	2.3%
Cash & Other	1.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	38.0%
Bloom Energy Corporation	9.1%
Ballard Power Systems, Inc.	8.5%
Plug Power, Inc.	7.7%
Doosan Fuel Cell Company, Ltd.	7.7%
NEL ASA	7.1%
Thyssenkrupp Nucera AG & Company KGaa	5.3%
SFC Energy AG	4.7%
Ceres Power Holdings PLC	4.6%
ITM Power PLC	4.6%

Top Ten Countries	(% of Net Assets)
United States	67.4%
United Kingdom	12.5%
Korea, Republic Of	12.3%
Norway	11.2%
Germany	10.1%
Canada	8.5%
Sweden	4.5%
France	4.1%
China	2.8%
Cash & Other	-33.4%

Updated Prospectus Web Address	https://www.defianceetfs.com/hdro
Defiance Quantum ETF
Shareholder Report [Line Items]
Fund Name	Defiance Quantum ETF
Class Name	Defiance Quantum ETF
Trading Symbol	QTUM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qtum. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/qtum
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Quantum ETF	$50	0.40%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Quantum ETF (QTUM) experienced significant growth, surpassing $700 million in assets under management and achieving a year-to-date performance exceeding 50%.This robust performance was largely influenced by the rapid advancements and investor interest in quantum computing and machine learning sectors. Notably, companies such as Rigetti Computing, Inc., D-Wave Quantum, Inc., and IonQ, Inc. saw substantial stock price increases, contributing to the Fund’s appreciation.The fund’s investment strategy focuses on providing exposure to companies at the forefront of quantum computing and artificial intelligence technologies, aligning with the growing market demand for innovative computing solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/04/2018)
Defiance Quantum ETF NAV	50.69	23.62	21.48
S&P 500 TR	25.02	14.53	13.74
BlueStar Quantum Computing and Machine Learning Index	51.57	24.29	22.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.defianceetfs.com/qtum for more recent performance information. Visit https://www.defianceetfs.com/qtum for more recent performance information.
Net Assets	$ 804,275,214
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 1,147,142
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$804,275,214
Number of Holdings	72
Net Advisory Fee	$1,147,142
Portfolio Turnover	46%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	76.8%
Industrials	12.3%
Communication Services	6.9%
Consumer Discretionary	1.3%
Health Care	1.2%
Cash & Other	1.5%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	5.1%
Rigetti Computing, Inc.	2.9%
D-Wave Quantum, Inc.	2.9%
IonQ, Inc.	2.0%
First American Government Obligations Fund	1.8%
Tower Semiconductor, Ltd.	1.5%
Teradyne, Inc.	1.5%
Palantir Technologies, Inc.	1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.4%
Nokia OYJ	1.4%

Top Ten Countries	(% of Net Assets)
United States	65.5%
Japan	9.6%
Taiwan, Province Of China	7.0%
Netherlands	4.1%
Canada	2.9%
France	2.8%
China	2.6%
Switzerland	2.7%
Israel	1.5%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.defianceetfs.com/qtum